Fair Value Measurements - Summary of Fair Value Measured Using NAV (Details) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 37,857,604	$ 32,114,184
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		710,612
Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 25,995,644	22,061,816
Common Collective Trust [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 710,612
Redemption Frequency	Daily